Leases, Commitments, and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Leases, Commitments, and Contingencies
8. LEASES, COMMITMENTS, AND CONTINGENCIES
Leases
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) and in July 2018, ASU No. 2018-10, Codification Improvements to Topic 842, Leases, and ASU 2018-11, Leases (Topic 842) – Targeted Improvements (collectively, the Standard). As discussed in Note 1, the Company adopted the Standard on January 1, 2022.
The Company’s leases are summarized as follows:

•
A lease for its headquarters and laboratory facilities in Roseville, MN which encompasses approximately 38,000 square feet. The original lease term was 20 years, and the Company holds four 5-year renewal options. Historically, this lease was considered a failed sale leaseback based on the nature of the transactions and was reported as a financing-type lease.

•
An equipment financing arrangement that is considered a financing-type lease. This arrangement has a term of four years for each draw. The Company was required to deposit cash into a restricted account in an amount equal to the future rent payments required by the lease. As of September 30, 2022, restricted cash totaled $0.2 million. The Company has the option to request the return of excess collateral annually in December, and the amount the Company expects to receive is reflected as a current asset.

•	A small number of short-term and immaterial leases for office equipment.
The Company’s adoption of the Standard required it to remove its existing land, buildings, and equipment associated with its headquarters lease as well as the associated liability. The Company assessed the elements of its lease agreement and upon adoption, recorded an operating lease associated with the sale leaseback of land underlying the headquarter facility, and a second operating lease associated with the building. The cumulative effect of the adoption of the Standard was recorded to stockholders’ equity. The impact of adoption on the Company’s December 31, 2021, consolidated balance sheet was as follows:

	As Reported December 31, 2021	Adoption of Lease Standard	As Adjusted December 31, 2021
Assets

Land, buildings, and equipment	$21,731	$(16,543)	$5,188
Operating lease right-of-use assets	—	14,090	14,090

	$21,731	$(2,453)	$19,278

Liabilities and stockholders’ equity
Current portion of financing lease obligations	$370	$(4)	$366
Other current liabilities	191	276	467
Financing lease obligations	17,506	(17,371)	135
Operating lease obligations	—	13,814	13,814
Accumulated deficit	(196,092)	832	(195,260)

	$(178,025)	$(2,453)	$(180,478)

The Company records its operating lease liabilities at the present value of the future lease payments over the lease term. If the lease term includes options to extend or terminate the lease, those elements are included in the determination of lease term when it is reasonably certain that the option will be exercised. The rate used to determine the present value of future lease payments is the rate stated in the lease agreement, or if not stated, the Company’s incremental borrowing rate is used, up to an effective rate that enables the lease liability to amortize to zero over the lease term. Rent expense for operating leases is recorded in selling, general, and administrative (SG&A) expense in the consolidated statements of operations and in operating cash flows in the consolidated statements of cash flows. The Company also records operating lease right-of-use assets at an initial amount equal to the operating lease liability. Those right-of-use assets are amortized to lease expense within SG&A over the lease term using the effective interest method to ensure the right-of-use asset amortizes to zero concurrent with the associated liability, and the right-of-use asset amortization expense is also reported in operating cash flows in the consolidated statements of cash flows.
The Company records its financing lease liabilities at the present value of the future lease payments over the lease term. If the lease term includes options to extend or terminate the lease, those elements are included in the determination of lease term when it is reasonably certain that the option will be exercised. The rate used to determine the present value of future lease payments is the rate stated in the lease agreement, or if not stated, the Company’s incremental borrowing rate is used, up to an effective rate that enables the lease liability to amortize to zero over the lease term. Expense associated with financing leases is recorded in interest, net in the consolidated statements of operations and in operating cash flows in the consolidated statements of cash flows.
The Company is obligated under non-cancellable operating leases, primarily for office space and certain equipment, as follows:

	As of September 30, 2022
	Remaining	Right-of-Use
In Thousands	Term (years)	Asset
Roseville, MN lease	15.6	$13,734
Total		$13,734
The Roseville, MN lease includes four options to each extend the lease for 5 years. These options to extend the lease are not recognized as part of the right-of-use assets and operating lease liabilities as it is not reasonably certain that the Company will exercise those options. The Company’s agreement does not include options to terminate the lease.
The components of lease expense were as follows:

In Thousands	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Finance lease costs	$57	$73
Operating lease costs	381	1,174
Variable lease costs	260	717

Total	$698	$1,964

Operating lease cost for short-term leases was not material for the nine months ended September 30, 2022.
Other information related to leases was as follows:

In Thousands except for lease term and discount rate	As of and for Nine Months Ended September 30, 2022
	Operating	Financing
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows	$205	$—
Financing cash flows	$—	$353
Weighted average remaining lease term (years)	15.6	0.6
Weighted average discount rate	7.9%	8.1%

As of September 30, 2022, future minimum payments under operating and finance leases were as follows:

In Thousands	Operating	Financing	Total
Remainder of 2022	$345	$25	$370
2023	1,446	100	1,546
2024	1,480	—	1,480
2025	1,479	—	1,479
2026	1,479	—	1,479
2027	1,479	—	1,479
Thereafter	16,991	—	16,991

	24,699	125	24,824
Less: imputed interest	(10,814)	(5)	(10,819)

Total	$13,885	$120	$14,005

Litigation and Claims
The Company is not currently a party to any material pending legal proceeding except as disclosed in Note 10.

8. LEASES, OTHER COMMITMENTS, AND CONTINGENCIES
Litigation and Claims
The Company is not currently a party to any material pending legal proceeding.
Leases
The Company leases comprise of its headquarters facility, office equipment, and other items. The Company’s headquarters lease involved the sale of land and improvements to a third party who then constructed the facility. This lease is considered a financing lease.
Sale-Leaseback of Headquarters and Lab Facility
In September 2017, the Company consummated a sale-leaseback transaction with a third party for its corporate headquarters and lab facility.
The Company’s headquarters facility is comprised of a 44,000 square-foot office and lab building, the first pilot BioFactory production system, greenhouses, and outdoor research plots. The Company was deemed the owner for accounting purposes. The lease has a term of twenty years with four options to extend its term for five years each subject to there being no default under the lease terms beyond any cure period and the Company occupying the property at the time of extension. In 2017, the Company received $7.0 million in connection with the sale of the land and uncompleted facility.
The lease commenced in May 2018. Under the lease, the Company pays an annual base rent of eight percent of the total project cost with scheduled increases in rent of 7.5 percent on the sixth, eleventh, and sixteenth anniversaries of the start of the lease commencement as well as on the first day of each renewal term. Currently, the Company pays an annual base rent of $1.4 million.
The Company is also responsible for all operating costs and expenses associated with the property. If the landlord decides to sell the property, the Company has a right of first refusal to purchase the property on the same terms offered to any third party.
Concurrent with entering the lease, Cellectis guaranteed all of the Company’s obligations under the lease agreement. Cellectis’ guarantee of the Company’s obligations will terminate at the end of the second consecutive calendar year in which its tangible net worth exceeds $300 million, as determined in accordance with generally accepted accounting principles. At a point when Cellectis owns 50 percent or less of the Company’s outstanding common stock, the Company has agreed to indemnify Cellectis for any obligations incurred by Cellectis under its guaranty of the obligations under the lease.

Sale-Leaseback of Equipment
The Company also has an equipment financing arrangement that is considered a financing lease. As of December 31, 2021, this arrangement requires aggregate payments of $0.6 million over the next 21 months. The Company was required to deposit cash and cash equivalent amounts equal to the future rent payments as required under the Company’s equipment lease facility. As of December 31, 2021, this restricted cash totaled $0.6 million, and a portion may be requested to be returned in each of December 2022 and December 2023.
Operating Leases
As a lessee, the Company leases a vehicle and office equipment under various operating leases.
Rent expense from all operating leases was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Rent expense from operating leases	$46	$83	$117

Noncancelable future lease commitments are as follows:

In Thousands	Operating Leases	Capital Leases
2022	$12	$1,708
2023	—	1,552
2024	—	1,487
2025	—	1,487
2026	—	1,481
After fiscal 2027	—	18,470

Total noncancelable future lease commitments	$12	$26,185